Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

The related party transactions are as follows:

We entered into a term sheet with Companion Healthcare Corporation (“CHC”), dated June 30, 2017, whereby CHC will acquire the exclusive rights to the Company’s informatics platform for use in companion animals, and we received a deposit of $135,232 for the Company’s fieldwork. License fees are to be established by a third party evaluator. Scott Woodrow, a former director of the Company, is the President and a minority shareholder of CHC.

On October 30, 2018, we entered in an agreement with Companion Healthcare Technologies Inc. (“CHT”), for the use of Ehave Connect whereby CHT will acquire the exclusive rights to Ehave Connect for use in companion animals. Scott Woodrow, a former director of the Company, is the President and a minority shareholder of CHT.

On October 11, 2017 the Company entered into an Investor Letter with Scott Woodrow, a former director, pursuant to which he agreed to purchase securities of the Company on similar terms as certain offerings of the Company that are consummated prior to December 31, 2017, or, if such an offering is not consummated, the purchase amount will be converted into a secured promissory note that matures on January 31, 2018 (which, at the investor’s option, may be converted into common shares of the Company). Such investors are also entitled to additional warrant coverage in the event that we do not close such an offering prior to December 31, 2017. No such offering consummated prior to December 31, 2017, and such notes were converted into unsecured convertible debentures notes on January 31, 2018.

On October 11, 2017, the Company entered into a demand non-interest bearing unsecured promissory note with Scott Woodrow, a former director of the Company, in the principal amount of $80,276 (CAD $100,000). On January 18, 2018 the note was exchanged for an unsecured convertible debenture.

On April 18, 2019, the Company terminated the agreement it entered into CHT on October 30, 2018 (the “CHT Agreement”) regarding the exclusive rights to Ehave Connect granted to CHT for use in companion animals. Pursuant to the agreement to terminate the CHT Agreement, the Company paid CHT, in cash, CAD $230,170.24, which includes CAD $25,170 for legal fees that CHT incurred in connection with the CHT Agreement, from the proceeds of the Asset Sale.

In May 2019, the Company’s former officers and directors reigned and terminated their contracts.

On January 31, 2018, promissory notes with an aggregate principal amount of $311,967 (CAD$384,000) outstanding at December 31, 2017 were exchanged for unsecured convertible debentures (the “Unsecured Debentures”). On February 27, 2019, the Company entered into an agreement to convert the note into 2,768,098 common shares of the Company. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.

On January 31, 2018, the Company entered into a secured convertible debenture agreement (the “Secured Debentures”) for total proceeds of $1,218,620 (CAD$1,500,000), issued in two installments. The Secured Debentures were secured against the general assets and intellectual property of the Company. Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price. The Secured Debentures were due on July 31, 2018 and bore interest at 10% per annum. The initial installment of the Secured Debentures was issued on January 31, 2018 for proceeds of $609,310 (CAD$750,000). On March 19, 2018, the final instalment of $573,307 (CAD$750,000) was received. On February 27, 2019, as part of the recapitalization, the Company entered into an agreement to convert the Secured Debentures and right to receive warrants into 12,682,749 common shares.

On September 27, 2018, the Company issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CAD$111,110), including $11,110 of original issue discount. On February 27, 2019, promissory notes with an aggregate principal amount of $85,756 (CAD$111,110) were exchanged for unsecured debentures for a bridge loan. On February 28, 2019, we entered into an agreement to convert the note into 542,036 common shares of the Company. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.

On January 28, 2019, the Company issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CAD$125,000), including $18,841(CAD$25,000) of original issue discount. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders. The principal amount of $85,756 was repaid on May 24, 2019.

On February 27, 2019, the Company issued 1,268,378 common shares of the Company valued at $634,189 in exchange for services performed by multiple parties, one of which is a significant shareholder. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with one of the vendors who exchanged fees.

On March 26, 2019, the Company issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $98,351 (CAD$131,683), including $23,663 (CAD$31,683) of original issue discount. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders. The principal amount of $95,351 was repaid on May 24, 2019.